Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,294,000
Previously Paid Amount	0.00
Total Fee Amount	869.20
Total Offset Amount	0.00
Net Fee	869.20
Narrative - Max Aggregate Offering Price	$ 6,294,000
Final Prospectus	true